Short-term bank loans	6 Months Ended
Mar. 31, 2019
Short-term bank loans
Short-term bank loans

Note 7 — Short-term bank loans

Short-term bank loans consist of the following:

	March 31,	September 30,
	2019	2018
Bank of China (Lishui Branch)	$1,490,070	$1,455,580
Total	$1,490,070	$1,455,580

On July 11, 2018, Forest Food, a subsidiary of the Company, entered into a loan agreement with the Bank of China (Lishui Branch) to borrow RMB 10 million (equivalent of $1,455,580) as working capital for six months, with a due date on January 10, 2019 at an annual effective interest rate of 6.09%.  The loan is secured by the real property and land use right owned by Forasen Group Co., a related party. The loan is also guaranteed by Zhejiang Lishui Xinyite Automation Technology Co., Ltd., Lishui Kaige Bearing Co., Ltd., and Zhejiang MeiFeng Tea Industry co., Ltd, three unrelated parties, as well as two principal officers of the Company. The loan was repaid upon maturity.

On January 15, 2019, Forest Food, entered into a new loan agreement with the Bank of China (Lishui Branch) to borrow RMB 10 million (equivalent of $1,490,070) as working capital for one year, with a due date on January 14, 2020 at an annual effective interest rate of 4.86%.  The loan is secured by the real property and land use right owned by Forasen Group Co., a related party. The loan is also guaranteed by Zhejiang Lishui Xinyite Automation Technology Co., Ltd., Lishui Kaige Bearing Co., Ltd., and Zhejiang MeiFeng Tea Industry co., Ltd, three unrelated parties, as well as two principal officers of the Company.